OPERATING LEASES - Schedule of Operating Lease, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	$ 9,538	$ 15,646
Additions		14,549
Amortization	(2,033)	(4,376)
Impact of modification of operating leases		(16,281)
Impact of lease cancellation	(657)
Operating lease, right-of-use asset, beginning balance	6,848	9,538
SFL
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	8,541	10,361
Additions		0
Amortization	(1,825)	(1,820)
Impact of modification of operating leases		0
Impact of lease cancellation	0
Operating lease, right-of-use asset, beginning balance	6,716	8,541
Golden Hawk
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	0	3,764
Additions		14,549
Amortization	0	(2,032)
Impact of modification of operating leases		(16,281)
Impact of lease cancellation	0
Operating lease, right-of-use asset, beginning balance	0	0
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	997	1,521
Additions		0
Amortization	(208)	(524)
Impact of modification of operating leases		0
Impact of lease cancellation	(657)
Operating lease, right-of-use asset, beginning balance	$ 132	$ 997